Income Tax Expense (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of income tax [Abstract]
Accounting loss before taxes	[1]	$ (6,176)	$ (3,967)
Federal and provincial income tax rate of 26% (2015 - 26%)		(1,605)	(1,031)
Non-deductible permanent differences		495	(53)
Differences in foreign exchange rates		0	(95)
Effect of difference in tax rates		2,488	(131)
Change in deferred tax asset not recognized		(1,075)	1,424
Flow-through share renunciation		1,040	594
Change in estimate		(72)	(396)
Other		201	80
Income Tax Provision Recovery Adjustments		1,472	1,423
Income tax provision		$ 1,472	$ 392

[1]	Represents consolidated loss before taxes.